Derivatives and Hedging Activities - Outstanding Interest Rate Derivatives (Q2) (Details) - Derivatives Designated as Hedging Instruments $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) derivative_contract	Dec. 31, 2019 USD ($) derivative_contract
Number of Instruments
Interest rate caps | derivative_contract	11	12
Notional Amount
Interest rate caps | $	$ 405,909	$ 408,632
Minimum
Notional Amount
Maturity Dates	Sep. 01, 2020	Jan. 01, 2020
Maximum
Notional Amount
Maturity Dates	May 01, 2024	Jul. 01, 2023